CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total Revenue	$ 11,185,798	$ 11,867,882	$ 24,947,401	$ 22,442,513
Cost of Services
Total Cost of Services	10,783,780	10,617,923	21,948,618	20,628,996
Gross Margin	402,018	1,249,959	2,998,783	1,813,517
Operating Expenses
Salaries, payroll taxes and benefits	836,457	470,077	1,161,982	365,433
Vehicle expense	192,693	226,741	433,424	295,054
Professional services	249,266	188,226	361,314	318,442
Cellular services	58,492	53,870	106,382	112,140
General liability insurance	108,088	51,108	87,119	111,287
Advertising and marketing	60,097	53,852	128,544	77,349
General and administrative expenses	430,810	262,573	645,268	294,062
Loan interest	97,862	24,628	105,826	59,439
Depreciation expense	18,834	22,188	42,927	52,273
Total Operating Expenses	2,052,600	1,353,263	3,072,786	1,685,479
Net Income/(Loss) from Operations	(1,650,582)	(103,304)	(74,003)	128,038
Other Income (Expenses)
Other Income	3,302,312	23,982
Other (Expense)	(642,373)	(170,935)	(344,105)
Total Other Income	2,659,939	(146,953)	(344,105)
Net Income/(loss) before Income Taxes	1,009,357	(250,257)	(418,108)	128,038
Income tax expense			10,350	33,923
Net Income/(loss)	$ 1,009,357	$ (250,257)	(428,458)	94,115
Earnings Per Share, Diluted	$ 0.0108	$ (0.0027)
Weighted Average Number of Shares Outstanding, Diluted	93,417,302	93,417,302
Security Services [Member]
Revenue
Total Revenue	$ 11,068,409	$ 11,751,908	24,643,096	22,418,328
Other Related Income [Member]
Revenue
Total Revenue	117,389	115,974	304,305	24,185
Salaries And Related Taxes [Member]
Cost of Services
Total Cost of Services	7,675,360	7,205,687	15,030,738	13,873,241
Employee Benefits [Member]
Cost of Services
Total Cost of Services	1,566,148	1,496,612	3,052,774	2,915,322
Sub Contractor Payments [Member]
Cost of Services
Total Cost of Services	1,331,446	1,703,987	3,467,391	3,433,959
Guard Training [Member]
Cost of Services
Total Cost of Services	104,041	111,985	202,826	222,298
Vehicles And Equipment Expenses [Member]
Cost of Services
Total Cost of Services	$ 106,785	$ 99,652	$ 194,889	$ 184,176